Segment Information - By Geographic Operations (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Company's geographic operations
Net revenues	$ 1,583,884	$ 1,030,936	$ 880,669
Long-lived assets	285,487	243,522	56,587
China
Company's geographic operations
Net revenues	1,571,035	1,016,210	864,075
Long-lived assets	285,208	243,288	56,327
International
Company's geographic operations
Net revenues	12,849	14,726	16,594
Long-lived assets	$ 279	$ 234	$ 260